Equity Method Investments (Bergen Ultra LP) (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 30, 2023
Schedule Of Equity Method Investments [Line Items]
Equity method investments		$ 42,826	$ 15,769
Gain/(loss) from equity method investments		(146)	(262)	$ 894
Gain on deconsolidation of subsidiary		0	844	0
Revenues		228,209	262,098	289,972
Proceeds from convertible loan with limited partnership		0	25,189	$ 0
Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Proceeds from convertible loan with limited partnership	$ 25,189
Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investments	3,675	5,012	4,700
Gain/(loss) from equity method investments		312	181
Gain on deconsolidation of subsidiary	$ 844
Ownership interest percent	25.00%
Equity method investments	$ 4,519
Bergen Joint Venture [Member] | Ecobulk AS [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership interest percent	75.00%
Bergen [Member]
Schedule Of Equity Method Investments [Line Items]
Accounts Receivable Net		246	443
Bergen [Member] | Commission On Loan Guarantee [Member]
Schedule Of Equity Method Investments [Line Items]
Interest and other income		40	28
Bergen [Member] | Administrative Service Agreement [Member]
Schedule Of Equity Method Investments [Line Items]
Revenues		$ 15	$ 10
Bergen [Member] | Loan Agreement With Nordea [Member]
Schedule Of Equity Method Investments [Line Items]
Loan amount					$ 15,400